Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Schedule of revenues

	Year Ended December 31,
	2020	2021	2022
Vehicle sales	15,182,522	33,169,740	45,506,581
Sales of packages and provision of power solution	244,072	526,171	857,912
Sales of charging piles	229,781	319,386	405,246
Sales of automotive regulatory credits	120,648	516,549	67,291
Battery upgrade service	5,346	291,218	64,123
Others	475,564	1,313,359	2,367,408
Total	16,257,933	36,136,423	49,268,561